Retirement plans - Expense recognized in other comprehensive income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Actuarial gain (loss)	$ (1,483,000)	$ 564,000
Minimum funding requirement	$ 0	$ 0